Business and Credit Concentrations - Additional Information (Detail)	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer	Dec. 31, 2009 Customer
Sales
Concentration Risk [Line Items]
Total number of largest customers represented in sales	3	3	3
Sales | Customer 1
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	13.00%	17.00%	22.00%
Sales | Customer 2
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	10.00%	14.00%	18.00%
Sales | Customer 3
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	10.00%	13.00%	15.00%
Accounts Receivable
Concentration Risk [Line Items]
Total number of largest customers represented in sales	3	3
Accounts Receivable | Customer 1
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	12.00%	16.00%
Accounts Receivable | Customer 2
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	10.00%	12.00%
Accounts Receivable | Customer 3
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	10.00%	11.00%